NOTES PAYABLE TO STOCKHOLDERS (Details Narrative) (USD $)	Jul. 01, 2013	Jun. 30, 2013	Jun. 14, 2013	Jun. 04, 2013	Mar. 14, 2013	Mar. 01, 2013	Jan. 31, 2013	Jan. 18, 2013	Dec. 27, 2012	Nov. 01, 2012	Sep. 30, 2012	Aug. 30, 2012	Jul. 25, 2012	Jul. 01, 2012	Jun. 18, 2012	Jun. 12, 2012	Apr. 13, 2012	Feb. 01, 2012	Oct. 13, 2011	Jul. 31, 2011
Equity [Abstract]
Converted related party paybles								$ 356,700
Outstanding balance of related party paybles		338,700
Converted related party paybles		84,915
Outstanding balance of related party paybles		85,415
Unsecured promissory note			2,000
Outstanding balance related party paybles		2,000
Unsecured principal amount promissory note																75,000
Per annum											$ 7.5
Unsecured promissory note													100,000
Intrest pr annum											(7.5)
Unsecured promissory note												60,000
unsecured principal amount consolidation promissory note										235,000
Fore going promissory notes										235,000
Per annum							$ 7.5
Unsecured promissory note									10,000
Unsecured promissory note																				60,000
Convertable note																			100,000
Per share																	$ 0.32
Unsecured promissory note																		80,000
Unsecured principal amount convertible promissory note															240,000
Foregoing promissory and convertible notes															240,000
Additional loan															245,000
Per annum														6%
Per share														$ 0.32
Beneficial conversion feature valued					135,000
Unsecured prinicipal amount convertible prommisory note					600,000
Foregoing promissory and convertible notes					485,000
Receive additional funds					115,000
Accures intrest						7.5%
Per share						$ 0.30
Accrued interest related party paybles		44,925
unsecured principal amount convertible promissory note				25,000
Accured intrest	8.0%
per share	$ 0.50
Accured intrest related party paybles		$ 42